INVESTMENTS IN CONSUMER LOAN EQUITY METHOD INVESTEES - CONSUMER LOANS (Details 1) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013		Apr. 02, 2013	Jan. 04, 2013
Unpaid principal balance of underlying loans			$ 4,200,000
Ownership percentage in equity method investees			30.00%	50.00%
Weighted average coupon	2.48%	[1]
Weighted Average Yield	2.48%	[1]
Weighted average life (years)	3 years 6 months	[1],[2]
Consumer Loan Investees
Unpaid principal balance of underlying loans	3,490,345		4,200,000
Ownership percentage in equity method investees	30.00%		30.00%
Carrying value	$ 2,692,642	[3]
Weighted average coupon	18.30%	[4]
Weighted Average Yield	15.50%
Weighted average life (years)	3 years 7 months 6 days	[5]

[1]	(G) The total outstanding face amount was $16.4 million for fixed rate securities and $2.0 billion for floating rate securities.
[2]	(C) The weighted average life is based on the timing of expected principal reduction on the assets.
[3]	(A) Represents the carrying value of the consumer loans held by the Consumer Loan Companies.
[4]	(B) Substantially all of the cash flow received on the loans is required to be used to make payments on the notes described above.
[5]	(C) Weighted Average Life represents the weighted average expected timing of the receipt of expected cash flows for this investment.